Dec-15-05 01:29pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-923 P.003/003 F-521

Paras Madho
Manager
Securities Operations

CERTNYS

[redacted]

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-15196

NYSE

05073749

December 15, 2005

DEC 15 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Provident Energy Trust, Trust Units, no par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 14, 2005. Tentative listing date – December 16, 2005.

Sincerely,

Paras Madho